FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
	Aug. 28, 2024	Apr. 09, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt Conversion, Converted Instrument, Amount	$ 2,000	$ 1,500
Proceeds from Convertible Debt				$ 435	$ 1,000
Stock Issued During Period, Value, New Issues		$ 636	$ 13,657
Conversion of stock, shares converted		398,653